Corporate Information	12 Months Ended
Dec. 31, 2019
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

International General Insurance Holdings Limited (“the Company”) is incorporated as a company limited by shares under DIFC Law No. 5 of 2019 on 7 May 2006 and is engaged in the business of insurance and re-insurance. The Company’s registered office is at unit 1, Gate Village 01, P. O. Box 506646, Dubai International Financial Centre.

The Company and its subsidiaries (together “the Group”) operate in the United Arab Emirates, Bermuda, United Kingdom, Jordan, Morocco, Malaysia, and the Cayman Islands.